Property operating costs and General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Real estate tax	$ 2,658,183	$ 1,831,436	$ 1,887,480
Insurance	1,062,027	691,462	655,883
Maintenance	2,083,252	1,624,366	1,559,539
Structural maintenance accrual	111,851	110,403	105,228
Trust fees	114,062	110,439	106,752
Energy costs	2,102,060	1,345,588	571,684
Other property related expenses	5,344,889	3,227,095	3,657,395
Property operating costs related to properties that generated rental income	13,476,324	8,940,789	8,543,961
Real estate tax	683,843	328,919	449,403
Insurance	33,298	42,973	63,388
Maintenance	625,648	458,178	403,167
Other property related expenses	3,420,609	1,652,535	1,266,838
Property operating costs related to properties that did not generate rental income	4,763,398	2,482,605	2,182,796
Total property operating costs	$ 18,239,722	$ 11,423,394	$ 10,726,757